UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Aggressive Return Fund

		Schedule of Investments
		August 31, 2017 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Advertising and Marketing
207	Dksh Holding Ltd Ord Shs*	$ 16,973
800	Cyber Agent Ord Shs (Japan)*	26,142
		43,115	0.12%

Aerospace & Defense
551	Boeing Co.	132,053
711	Honeywell International, Inc.	98,311
269	Lockheed Martin Corp.	82,150
106	Rockwell Collins, Inc.	13,891
		326,405	0.90%

Air Freight & Logistics
251	FedEx Corp.	53,809
642	United Parcel Service, Inc.	73,419
		127,228	0.35%

Aircraft & Parts
9,866	Cobham PLC (United Kingdom)*	17,513	0.05%

Airlines
484	Delta Air Lines, Inc.	22,840
402	Southwest Airlines Co.	20,960
274	United Continental Holdings, Inc.*	16,977
331	American Airlines Group, Inc.	14,809
		75,586	0.21%

Application Software
329	Nice Ltd*	25,734
15,900	Tencent Holdings Ltd. (China)	668,430
2,425	Descartes Systems Group, Inc.*	68,021
1,087	Xero LTD (New Zealand)*	20,486
700	Square Enix HLDG Ord Shs At Xt (Japan)	24,593
		807,264	2.22%

Auto Components
427	Nokian Renkaat OYJ (Finland)*	18,053
174	Autoliv, Inc.	18,901
300	Koito Manufacturing Co LTD (Japan)	18,680
1,000	Sumitomo Electric Industries LTD (Japan)	15,653
1,100	Nok Ord Shs At Xtks (Japan)	24,738
1,400	NGK Spark Plug Ord Shs At Xtks (Japan)	26,661
		122,686	0.34%

Automobiles
156	Tesla, Inc.*	55,520
12,000	Brilliance China Automotive Holdings LTD (Hong Kong)*	31,050
1,622	Ford Motor Co.	17,891
1,749	Astra International Tbk PT (Indonesia)	20,726
		125,187	0.34%

Automotive Retailers
900	USS Co LTD (Japan)	17,679
300	Jardine Matheson Hol *	19,713
		37,392	0.10%

Banks
3,412	Itau Unibanco Holding SA (Brazil)	43,571
8,857	Banco De Sabadell SA (Spain)*	19,477
		63,048	0.17%

Base Metals
28,380	Alumina Ltd. (Australia)*	47,822
8,729	South32 Ltd. (Australia)*	20,260
2,861	Norsk Hydro ASA (Norway)*	20,637
8,885	Syrah Resources Ltd. (Australia)*	21,187
		109,906	0.30%

Basic and Diversified Chemicals
140	Solvay SA (Belgium)*	20,311
1,500	Daicel Corp. (Japan)	19,102
1,400	Air Water Ord Shs At (Japan)	25,808
		65,221	0.18%

Beverages
169	Dr Pepper Snapple Group, Inc.	15,387
142	Constellation Brands, Inc.*	28,414
1,327	PepsiCo, Inc.	153,574
530	Monster Beverage Corp.*	29,585
1,854	Treasury Wine Estates Ltd.*	21,452
373	Remy Cointreau SA (France)*	42,604
3,974	Coca-Cola Co.	181,016
850	Carlsberg A/S (Denmark)*	19,592
		491,624	1.35%

Biotechnology
125	Regeneron Pharmaceuticals, Inc.*	62,112
197	Biogen, Inc.*	62,362
178	Genmab A/S (Denmark)*	41,545
1,218	Gilead Sciences, Inc.	101,959
144	Merck KGAA (Germany)*	15,818
881	Grifols SA (Spain)	18,193
683	Amgen, Inc.	121,417
133	Incyte Corp.*	18,276
734	Celgene Corp.*	101,975
221	UCB SA (Belgium)*	15,232
299	Alkermes PLC (Ireland)*	15,183
206	Vertex Pharmaceuticals, Inc.*	33,071
147	Alexion Pharmaceuticals, Inc.*	20,934
		628,077	1.72%

Building Maintenance Services
418	Iss A/S (Denmark)*	16,268	0.04%

Capital Markets
370	Franklin Resources, Inc.	15,995
163	T Rowe Price Group, Inc.	13,750
1,253	Charles Schwab Corp.	49,995
		79,740	0.22%

Casinos & Gaming
1,177	Aristocrat Leisure Ltd. (Australia)	19,805
162	Paddy Power Betfair PLC (Ireland)*	14,273
		34,078	0.09%
Cement and Aggregates
5,000	Taiheiyo Cement Corp. (Japan)	19,271	0.05%

Chemicals
61	The Sherwin-Williams Co.	20,695
188	Praxair, Inc.	24,730
191	Ecolab, Inc.	25,460
1,009	Potash Corp. of Saskatchewan, Inc. (Canada)	17,547
516	Monsanto Co.	60,475
169	PPG Industries, Inc.	17,630
56	Agrium, Inc. (Canada)	5,490
		172,027	0.47%

Chemical Distribution
302	Brentagg AG (Germany)	16,006	0.04%

Commercial Finance
18,000	Far East Horizon Ltd. (Hong Kong)	16,445	0.05%

Commercial Services & Supplies
1,000	Park24 Co Ltd. (Japan)*	24,025
1,185	Brambles Ltd. (Australia)*	17,609
		41,634	0.11%

Commercial Vehicles
1,400	Isuzu Motors Ltd. (Japan)	18,300	0.05%

Comml & Res Bldg Equip & Sys
87	Schindler-Holding AG (Switzerland)*	18,642	0.05%

Communications Equipment
1,377	Qualcomm, Inc.	71,976
360	Altaba, Inc.*	23,069
		95,045	0.26%

Computer Hardware & Storage
34,000	Lenovo Group Ltd. ADR	18,595	0.05%

Construction Materials
88	Vulcan Materials Co.	10,671	0.03%

Consumer Elec & Applc Stores
4,157	Dixons Carphone PLC (United Kingdom)*	9,319
5,244	Harvey Norman Holdings Ltd. (Australia)*	17,006
1,700	Casio Computer Ord Share (Japan)	24,014
		50,339	0.14%

Consumer Finance
535	Synchrony Financial	16,473
339	Wirecard AG (Germany)	28,903
822	American Express Company	70,774
		116,150	0.32%

Containers & Packaging
690	Mondi PLC (South Africa)*	18,849
384	Amcor Ltd. (Australia)*	19,373
		38,222	0.10%

Cruise Lines
278	Carnival PLC	19,493	0.05%

Department Stores
16,500	Lifestyle International Holdings LTD (Hong Kong)*	21,885
2,500	Isetan Mitsukoshi Holdings Ltd. (Japan)	25,725
		47,610	0.13%

Diversified Financial Services
390	Intercontinental Exchange, Inc.	25,221
158	Moodys Corp.	21,177
		46,398	0.13%

Diversified Telecommunication Services
300	Level 3*	16,329	0.68%

E-commerce Discretionary
700	Start Today, Co. Ltd. (Japan)	21,761
395	Zalando SE (Germany)*	18,711
		40,472	0.11%

Educational Services
600	Benesse Holdings Ord (Japan)	23,070	0.06%

Electrical Componets and Accessories
400	Furukawa Electric Ord Shs At X (Japan)	21,671	0.06%

Electric Services
1,772	Algonquin Power & Utilities Corp. (Canada)	19,226	0.05%

Electrical Equipment
85	Rockwell Automation, Inc.	13,945
424	Emerson Electric Co.	25,033
4,000	Fuji Electric Ord Sh (Japan)	22,034
		61,012	0.17%

Ems/Odm
1,305	Celestica, Inc.*	14,994	0.04%

Electronic Equipment, Instruments & Components
1	AAC Technologies Holdings, Inc.	183
245	Amphenol Corp.	19,830
900	Yaskawa Electric Corp. (Japan)*	27,243
		47,256	0.13%

Energy Equipment & Services
552	FMC Technologies,Inc.*	14,258
1,301	Schlumberger Ltd.	82,627
566	Halliburton Co.	22,057
		118,942	0.33%

Engine & Transmission
310	Wartsila Corp.*	21,389
600	Harmonic Drive Systems Ord Shs (Japan)	26,310
		47,699	0.13%

Entertainment Content
853	Naspers Limited Ord Shs N*	192,539
85	Naspers Limited Ord Shs N*	19,186
		211,725	0.58%

Fabricated Metal & Hardware
800	Thk Ord Shs At Xtks (Japan)	26,688
1,200	Nsk Ltd. (Japan)	14,235
		40,923	0.11%

Factory Automation Equipment
421	Omron Corp. (Japan)	20,966
1,600	Yokogawa Electric Or (Japan)	24,914
		45,880	0.13%

Flow Control Equipment
700	Nabtesco Ord Shs At (Japan)*	24,466	0.07%

Food & Drug Stores
521	Metro AG (Germany)*	18,104
670	Colruyt SA (Belgium)*	37,233
621	X5 Retail Group NV*	25,337
100	Tsuruha Holdings, Inc. (Japan)	11,899
2,300	Jardine Strategic Holdings Ltd. (Hong Kong)*	100,855
400	Sundrug Co. Ltd. (Japan)	16,562
400	Izumi Ord Shs At Xtk (Japan)*	20,943
		230,933	0.63%

Food & Staples Retailing
767	Kroger Co.*	16,774
411	Costco Wholesale Corp.*	64,420
950	CVS Health Corp.	73,473
		154,667	0.42%

Food Products
557	Saputo, Inc.	18,735
160	Hershey Company	16,787
396	General Mills, Inc.	21,091
284	Campbell Soup Co.	13,121
670	Hormel Foods Corp.	20,596
		90,330	0.25%

Food Product Wholesalers
521	Metro Wholesale Food Special*	10,186	0.03%

Health Care Equipment & Supplies
535	Smith & Nephew Plc. ADR*	19,474
30	Intuitive Surgical, Inc.*	30,140
358	Baxter International, Inc.	22,210
48	C.R. Bard, Inc.	15,399
281	Becton Dickinson and Co.	56,043
347	Stryker Corp.	49,056
1,081	Getinge AB-B Shs (Sweden)*	20,091
176	Edwards Lifesciences Corp.*	20,004
902	Boston Scientific Corp.*	24,850
134	Zimmer Biomet Holdings, Inc.	15,312
		272,579	0.75%

Health Care Providers & Services
139	McKesson Corp	20,754
205	AmerisourceBergen Corp.	16,451
316	Cigna Corp.*	57,531
902	UnitedHealth Group, Inc.	179,408
393	Express Scripts Holding Co.*	24,688
240	HCA Holdings, Inc.*	18,878
164,000	Comba Telecom Systems Holdings LTD (Hong Kong)	24,728
325	Ramsay Health Care Ltd. (Australia)*	17,647
800	Peptidream Ord Shs A (Japan)*	27,888
		387,973	1.07%

Health Care Supply Chain
1,000	Medipal Holdings Corp. (Japan)	17,625	0.05%

Health Care Technology
345	Cerner Corp.*	23,384	0.06%

Home Improvement
200	Rinnai Corp (Japan)	17,362
592	Reece Ltd. (Australia)*	19,881
400	Makita Corp. (Japan)	16,053
900	Lixil Group Corp (Japan)	23,594
		76,890	0.21%

Home & Office Product Wholeseller
224,000	Viva China Holdings LTD (Hong Kong)	19,463	0.05%

Homebuilders
1,300	Iida Group Holdings Co. Ltd.	22,086
6,944	Taylor Wimpey PLC (United Kingdom)	18,000
2,200	Haseko ord Shs At Xtks (Japan)	27,237
		67,323	0.18%

Hotels, Restaurants & Leisure
1,350	Starbucks Corp.	74,061
375	MGM Resorts International	12,360
523	Las Vegas Sands Corp.	32,536
296	Yum! Brands, Inc.	22,739
249	Marriott International, Inc./MD	25,791
756	McDonalds Corp.	120,937
		288,424	0.79%

Household Durables
321	Newell Rubbermaid, Inc.	15,498
4,500	Techtronic Industries Co. Ltd. ADR	23,288
49	Mohawk Industries, Inc.*	12,403
		51,189	0.14%

Household Products
700	Unicharm Corp. (Japan)*	16,461
100	Kose Corp. (Japan)	12,544
500	Pigeon Corp. (Japan)*	19,338
822	Colgate-Palmolive Co.	58,888
2,000	Hengan International Group Co. Ltd. (China)*	16,714
133	Clorox Co.	18,425
		142,370	0.39%

IT Services
362	CGI Group, Inc. (Canada)*	18,407
217	Fidelity National Information Services, Inc.	20,164
141	Fiserv, Inc.*	17,443
979	Mastercard, Inc.	130,501
870	International Business Machines Corp.	124,436
3,000	Fujitsu Ltd.	22,228
400	Nomura Research Institute Ltd.*	15,562
537	Automatic Data Processing, Inc.	57,174
4,504	Cielo SA*	32,159
386	Cognizant Technology Solutions Corp. Class A	27,317
791	PayPal Holdings, Inc.*	48,789
1,705	Visa, Inc.	176,502
		690,682	1.90%

Industrial Conglomerates
649	Danaher Corp.	54,140
67	Roper Technologies, Inc.	15,454
557	3M Co.	113,806
1,446	Toshiba Corp.*	24,105
		207,505	0.57%

Industrial Distribution & Rental
807	Ashtead Group PLC (United Kingdom)*	17,351	0.05%

Industrial Instruments for Measurement, Display and Control
230	Fortive Corp.	14,943	0.04%

Information Services
412	Wolters Kluwer NV (Netherlands)*	18,000	0.05%

Infrastructure Construction
1,415	Acs Actividades De Construccion y Servicios SA	53,507
1,600	Jgc Ord Shs At Xtks (Japan)	25,699
		79,206	0.22%

Insurance Services and Other
2	Trisura Group Ltd. (Canada)*	39	0.00%

Insurance
3,736	Insurance Australia Group Ltd. (Australia)*	19,035
6,970	Old Mutual PLC (United Kingdom)*	18,698
		37,733	0.10%

Integrated Oils
1,102	Galp Energia SGPS SA (Portugal)*	18,251	0.05%

Internet & Catalog Retail
405	Netflix, Inc.*	70,757
46	Priceline Group, Inc.*	85,196
157	Expedia, Inc.	23,293
449	Amazon.com, Inc.*	440,289
2,063	JD.com, Inc	86,460
		705,995	1.94%

Internet Based Services
326	Rightmove PLC (United Kingdom)	17,373
1,368	Seek Ltd. (Australia)*	18,213
28,000	Hc International Inc. (Hong Kong)	25,439
		61,025	0.17%

Internet Media
500	Mixi Ord Shs At Xtks (Japan)	26,634	0.07%

Internet Software & Services
325	Alphabet, Inc-CL C*	305,282
500	Tencent Holdings Ltd. (China)	21,165
278	Alphabet, Inc-CL A*	265,557
4,337	Alibaba Group Holding Ltd. (China)*	744,836
2,213	Facebook, Inc.*	380,570
999	eBay, Inc.*	36,094
		1,753,504	4.81%

Investment Management
444	Schroders PLC (United Kingdom)*	19,333	0.05%

Jewelry and Watch Stores
175	Pandora A/S (Denmark)	18,601	0.05%

Leisure Products
200	Shimano, Inc. (Japan)	27,015	0.07%

Leisure and Travel Services
1,068	Corporate Travel Management Ltd. (Australia)*	18,455
846	Flight Centre Travel Group Ltd. (Australia)*	32,513
		50,968	0.14%

Life Insurance
424	Ageas (Belgium)*	19,693
12,000	Ping An Insurance Group Co. of China Ltd. (China)	95,298
3,402	Aegon Nv (Netherlands)	19,426
4,444	Amp Ltd. (Australia)*	18,015
494	Nn Group NV (Netherlands)	19,607
		172,039	0.47%

Life Sciences Tools & Services
374	Thermo Fisher Scientific, Inc.	69,990
211	Agililent Technologies, Inc.	13,656
123	Illumina, Inc.*	25,149
144	Quintiles IMS Holdings, Inc.*	13,828
		122,623	0.34%

Lodging
334	Whitbread PLC	16,227
100	Nitori Holdings Co. Ltd.*	15,435
383	Accor SA (France)	17,739
		49,401	0.14%

Logistics Services
39	Fianciere De L Odet (France)	40,166
331	Dsv A/S (Denmark)*	23,473
		63,639	0.17%

Machinery
552	Caterpillar, Inc.	64,854
88	Parker-Hannifin Corp.	14,158
4,000	Mitsubishi Heavy Industries Ltd. (Japan)	15,304
143	Cummins Inc.	22,792
419	Illinois Tool Works, Inc.	57,617
128	Stanley Black & Decker, Inc.	18,432
231	Paccar, Inc.	15,322
300	Scania AB *	0
		208,479	0.57%

Managed Care
5,582	Nib Holdings LTD (Australia)*	26,222	0.07%

Mass Merchants
1,700	Aeon Ord Shs At Xtks*	25,065
500	Don Quijote Holdings Co. Ltd.*	18,975
500	Seria Ord Shs At Xtks (Japan)	27,326
		71,366	0.20%

Media
338	CBS Corp.	21,652
4,405	Comcast Corp.	178,887
1,442	Walt Disney Co.	145,930
3,072	Siri XM Holdings, Inc.	17,664
824	Shaw Communications, Inc. (Canada)	18,384
696	Twenty-First Century Fox, Inc.*	19,203
243	Charter Communications, Inc.*	96,845
154	Omnicom Group, Inc.	11,147
1,911	Liberty Global PLC (United Kingdom)*	64,974
		574,686	1.58%

Medical Devices
400	Olympus Corp. (Japan)	13,799
2,509	Fisher And Paykel Healthcare Corp. Ltd. (New Zealand)	21,201
233	Sonova Holding AG (Switzerland)	39,401
207	Cochlear Ltd. ADR*	25,702
500	Hamamatsu Photonics KK (Japan)	15,476
		115,579	0.32%

Metals & Mining
189	Randgold Resources Ltd. (Jersey)*	19,370
245	Franco-Nevada Corp. (Canada)	20,046
731	Southern Copper Corp.	29,752
		69,168	0.19%

Miscellaneous Electrical Machinery, Equipment & Supplies
1,110	C A E, Inc. (Canada)	18,354	0.05%

Motor Vehicles & Passenger Car Bodies
443	Ferrari NV (Italy)*	50,719	0.14%

Multiline Retail
155	Dollar Tree, Inc.*	12,344
181	Dollar General Corp.	13,133
		25,477	0.07%

Non-residential Bldg Const
1,958	Lendlease Group (Australia)*	25,803
2,000	Kajima Corp.	18,344
		44,147	0.12%

Office Electronics
1,000	Seiko Epson Corp.	25,643	0.07%

Office Supplies
149	Societe Bic SA (France)*	17,909	0.05%

Oil and Gas Services and Equipment
3,400	Keppel Corp. Ltd. (Singapore)*	15,823	0.04%

Oil, Gas & Consumable Fuels
544	The Williams Companies, Inc.	16,173
680	EOG Resources, Inc.	57,793
278	ONEOK, Inc.	15,057
96	Concho Resources, Inc.*	10,653
369	Anadarko Petroleum Corp.	15,103
1,410	Encana Corp. (Canada)	13,155
111	Pioneer Natural Resources Co.*	14,391
513	Pembina Pipeline Corp. (Canada)	16,535
		158,860	0.44%

Operators of Nonresidential Buildings
631	Brookfield Asset Management, Inc. (Canada)	24,956	0.07%

Other Commercial Services
700	Edenred (France)	18,936	0.05%

Other Specialty Retail - Discretionary
103	Dufry AG (Switzerland)*	15,881	0.04%

Other Wholesalers
1,293	Bunzl PLC (United Kingdom)	38,615	0.11%

P&C Insurance
1,836	Qbe Insurance Group Ltd. (Australia)*	15,236
1,682	Suncorp Group Ltd. (Australia)*	17,420
		32,656	0.09%

Packaged Food
377	Frutarom Industries LTD (Israel)*	28,945
500	Calbee Inc (Japan)	17,089
900	Ajinomoto Co (Japan)	17,765
1,779	Orkla Asa (Norway)*	18,252
20,000	Wh Group Ltd. (Hong Kong)	20,905
300	Nissin Foods Holdings, Co. Ltd. (Japan)	18,489
1,300	Yamazaki Baking Ord Shs At Xtk (Japan)*	24,627
1,000	Kewpie Ord Shs At Xtks (Japan)	23,952
900	Nichirei Ord Shs At (Japan)	23,782
400	Ezaki Glico Ord Shs (Japan)	21,235
700	Toyo Suisan Ord Shs At Xtks (Japan)	25,866
		240,907	0.66%

Paper
655	UPM-Kymmene OYJ (Finland)*	17,032	0.05%

Personal Products
209	Lauder Estee Co.	22,361	0.06%

Pharmaceuticals
248	Perrigo Co. PLC (Ireland)	19,582
1,492	AbbVie, Inc.	112,347
111	Jazz Pharmaceuticals PLC (Ireland)*	16,579
800	Ono Pharmaceuticals Co. Ltd. (Japan)	16,297
823	Teva Pharmaceutical Industries Ltd	13,053
1,780	Valeant Pharmaceuticals International, Inc.*	23,888
323	Zoetis, Inc.	20,252
		221,998	0.61%

Precious Metal Mining
6,841	Oceanagold Corp. (Australia)*	21,337
920	Newcrest Mining Ltd. (Australia)*	16,709
		38,046	0.10%

Power Generation
8,575	Infratil LTD (New Zealand)	19,392	0.05%

Professional Services
900	Temp Holdings Co. Ltd. (Japan)	18,276
808	Bureau Veritas SA (France)*	19,216
702	Adecco Group AG (Switzerland)	50,897
427	Nielsen Holdings PLC	16,589
112	Equifax, Inc.	15,957
299	Randstad Holding NV*	17,481
		138,416	0.38%

Publishing & Broadcasting
391	Prosiebensat1 Media SE (Germany)*	13,118
6,257	Itv PLC (United Kingdom)*	12,830
		25,948	0.07%

Real Estate Management & Development
61,000	Gsh Corp. Ltd. (Singapore)*	23,169
25,400	Global Logistics Properties Ltd. (Singapore)*	60,695
1,200	Nomura Real Estate Holdings, Inc. (Japan)	24,772
3,400	Uol Group Ltd. (Singapore)*	20,512
949	Deutsche Wohnen AG (Germany)	40,315
4,400	Tokyu Fudosan Holding (Japan)	26,237
		195,700	0.54%

Refuse Systems
0	Waste Connection, Inc. (Canada)	33	0.00%

Reinsurance
947	Talanx AG (Germany)*	39,198
467	Scor SE (France)*	19,572
		58,770	0.16%

Restaurants
370	Domino's Pizza Enterprises Ltd. (Australia)*	12,690	0.03%

Retail-Eating Places
301	Restaurant Brands International, Inc. (Canada)	18,370	0.05%

Road & Rail
748	Union Pacific Corp.	78,764	0.22%

Rubber & Plastic
742	Trelleborg Ab (Sweden)*	17,687	0.05%

Semiconductor Devices
344	Ams Ag (Switzerland)	24,779	0.07%

Semiconductor Manufacturing
1,000	Sumco Corp (Japan)*	14,689	0.04%

Semiconductors & Related Devices
1,054	STMICROELECTRONICS NV (Switzerland)	18,382	0.05%

Semiconductors & Semiconductor Equipment
216	ochip Technology, Inc.	18,749
171	Skyworks Solutions, Inc.	18,017
217	K L A Tencor Corp.	20,331
919	Micron Technology, Inc.*	29,380
		86,477	0.24%

Services-Business Services, Nec
378	Vantiv, Inc.*	26,697
552	Ritchie Brothers Auctioneers, Inc.	16,416
		43,113	0.12%

Services-Medical Laboratories
95	Laboratory Corp. of America Holdings*	14,903	0.04%

Shipbuilding
7,800	Semb Corp (Singapore).	17,143	0.05%

Software
117	Red Hat, Inc.*	12,577
1,244	Open Text Corp. (Canada)	40,106
204	Autodesk, Inc.*	23,349
293	Check Point Software Technologies Ltd. (Israel)*	32,778
460	Adobe Systems, Inc.*	71,374
501	Activision Blizzard, Inc.*	32,846
111	ServiceNow, Inc.*	12,897
168	Intuit, Inc.	23,764
663	Salesforce.com, Inc.*	63,310
3,863	Oracle Corp.	194,425
203	Electronic Arts, Inc.*	24,665
		532,091	1.46%

Specialty Apparel Stores
100	Shimamura, Co. Ltd. (Japan)*	12,199	0.03%

Specialty Chemicals
200	Nitto Denko Corp. (Japan)	17,631
245	Koninklijke DSM NV (Netherlands)	18,590
2,000	Toray Industries, Inc. (Japan)	19,034
149	Vifor Pharma AG (Switzerland)*	15,062
1,300	Teijin Ord Shs At Xt (Japan)	26,376
1,500	Jsr Ord Shs At Xtks (Japan)	29,206
		125,899	0.35%

Specialty Pharmaceuticals
300	Hisamitsu Pharmaceuticals Co., Inc. (Japan)*	14,426
97	Idorsia Ltd. (Switzerland)*	1,771
15,000	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.*	19,780
300	Nippon Shinyaku Co. Ltd. (Japan)	20,862
		56,839	0.16%

Specialty Retail
801	The TJX Cos, Inc.	57,912
375	Ross Stores, Inc.	21,919
433	Ulta Salon Cosmetics & Fragrance, Inc.*	9,503
1,126	The Home Depot, Inc.	168,754
60	Oreilly Automotive, Inc.*	11,768
798	Lowes Cos Inc.	58,964
		328,820	0.90%

State Commercial Banks
336	CitizensFinancial Group, Inc.	11,132	0.03%

Technology Hardware, Storage & Peripherals
2,208	BlackBerry Ltd. (Canada)*	20,468
511	Logitech International SA (Switzerland)*	18,058
239	Western Digital Corp.	21,097
347	Seagate Technology PLC	10,941
4,809	Apple, Inc.	788,676
		859,240	2.36%
Telecomm Carriers
336	United Internet AG (Germany)*	19,942
755	Ses SA (Luxembourg)*	17,264
36,361	Telecom Italia Spa/Milano (Italy)*	34,829
3,201	Telefonica Sa Ord Shs	34,525
76	Iliad SA (France)	19,631
		126,191	0.35%

Textiles, Apparel & Luxury Goods
343	VF Corp.	21,564
1,256	Gildan Activewear, Inc. (Canada)	39,313
1,232	NIKE, Inc.	65,062
		125,939	0.35%

Tobacco
1,444	Philip Morris International, Inc.	168,847
1,788	Altria Group, Inc.	113,359
		282,206	0.77%

Trading Companies & Distributors
160	Grainger PLC	26,011	0.07%

Transit Services
900	Seibu Holdings, Inc. (Japan)	15,470
1,000	Tokyu Corp. (Japan)	14,544
1,000	Keikyu Corp. (Japan)	10,617
9,000	Comfortdelgro Corp. Ltd. (Singapore)	15,201
700	Keisei Electric Railway, Co. Ltd. (Japan)	19,057
5,000	Nagoya Railroad Ord (Japan)	22,361
		97,250	0.27%

Transport Support Services
91	Flughafen Zurich AG (Switzerland)*	22,309
4,800	SATS Ltd. (Singapore)	17,099
		39,408	0.11%

Transportation Infrastructure
3,371	Sydney Airport (Australia)	19,828	0.05%

Utility Networks
6,759	Centrica PLC (United Kingdom)	17,468
3,789	Apa Group (Australia)*	26,684
982	Suez (France)*	18,631
862	Red Electrica Corp. SA (Spain)	19,361
3,000	Toho Gas Ord Shs At (Japan)	19,771
		101,915	0.28%

Wealth Management
335	Julius Baer Group Ltd. (Switzerland)*	18,732	0.05%

Wireless Telecommunication Services
776	T-Mobile US, Inc.*	50,215	0.14%

Apparel, Footwear & Acc Design
92	Swatch Group AG (Switzerland)*	36,739
788	Burberry Group AG (United Kingdom)	18,307
		55,046	2.40%

Infrastructure software
300	Oblc Co LTD (Japan)	18,789	0.05%

Integrated utilities
4,938	EDP Energias de Portugal SA (Portugal)*	18,961
3,037	Origin Energy Ltd. (Australia)*	18,467
810	Agl Energy Ltd. (Australia)*	15,445
		52,873	0.15%

Non Wood Building Materials
3	Sika AG (Switzerland)*	21,281	0.06%

Steel Raw Material Suppliers
3,796	Fortescue Metals Group Ltd. (Australia)*	18,005	0.05%

Total for Common Stock (Cost - $15,263,925)		$ 16,495,659	45.29%

EXCHANGE TRADED FUNDS
968	Db X-Trackers DB X-Trackers Da (Luxembourg)*	135,352
2,023	Db X-Trackers FTSE Mib Index UCITS ETF Dr (Germany)*	53,784
896	Ishares China Index ETF	19,129
30,923	iShares China Large-Cap ETF	1,368,034
31,908	ishares Ftse 100 ETF	305,927
2,885	iShares Ftse 250 Ucits ETF Gbp	70,998
15,069	iShares MSCI Brazil Capped ETF	602,760
3,360	iShares MSCI Chile Capped ETF	161,784
2,515	iShares MSCI China Small-Cap ETF	121,648
34,978	iShares MSCI Hong Kong ETF	863,607
45,059	iShares MSCI India ETF	1,536,962
11,151	iShares MSCI Indonesia ETF	299,738
4,573	iShares MSCI Malaysia ETF	146,062
4,072	iShares MSCI Mexico Capped ETF	229,946
4,614	iShares MSCI Phillipines ETF	165,043
4,131	iShares MSCI Poland Capped ETF	113,065
15,948	iShares MSCI Russia Capped ETF	513,207
9,389	iShares MSCI Singapore ETF	232,472
1,047	iShares MSCI South Africa ETF	65,458
18,065	iShares MSCI South Korea Capped ETF*	1,236,911
22,792	iShares MSCI Taiwan ETF*	854,244
1,633	iShares MSCI Thailand Capped ETF	135,065
1,860	iShares MSCI Turkey ETF	86,006
6,446	iShares MSCI UAE Capped ETF	114,545
2,793	Lyxor International ETF	336,265
788	Market Vectors Egypt Index ETF'*	21,355
30,006	Nomura Topix ETF	450,318
120,866	Powershares Int Corp Bond ETF	3,280,303
93,986	SPDR Barclays International Corporate Bond ETF*	3,283,871
622	Spdr S&P Emerging Europe ETF	26,663
1,370	Vanguard FTSE Europe ETF	77,734
1,971	Vanguard Growth ETF	259,778
19	Vanguard Value ETF	1,854
Total Exchange Traded Funds (Cost - $16,124,216)		$ 17,169,888	47.14%

Real Estate Investment Trusts
401	American Tower Corp.	59,368
243	Equity Residential	16,317
43	Essex Property Trust, Inc.	11,437
118	Gecina SA - RTS (France)*	352
118	Gecina SA (France)	18,391
2,770	Goodman Group (Australia)	18,252
1	Gramercy Property Trust	30
123	JBG Smith Properties*	4,026
428	Klepierre (France)*	17,249
1,285	Land Securities Group PLC (United Kingdom)*	16,779
21,160	Precinct Properties (New Zealand)	19,369
439	Prologis, Inc.	27,815
375	Simon Property Group, Inc.	58,819
7,873	Stockland (Australia)	27,722
246	Vornado Realty Trust	18,325
2,677	Westfield Corp. (Australia)	15,810
Total Real Estate Investment Trusts (Cost - $312,731)		330,061	0.91%

MONEY MARKET FUNDS
2,384,687	Aim Short Term Invts Tr Treasury 0.92% **	2,384,687	6.55%
(Cost - $2,384,687)

	Total Investments	$ 36,380,295	99.88%
	(Cost - $34,085,559)

	Other Assets Less Liabilities	42,705	0.12%

	Net Assets	$ 36,423,000	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2017.

CCA Aggressive Return Fund

		Notes to Financial Statements
		August 31, 2017 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2017 was $34,085,559. At August 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,581,662	($286,926)	$2,294,736

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2016 and 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2017:
Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $15,263,925 $16,495,658
Exchange Traded Fund $16,124,216 $17,169,888
Real Estate Investment Trusts $312,731 $330,062
Money Market $2,384,687 $2,384,687
Total $34,085,559 $36,380,295

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31, 2017. There were no transfers into or out of the levels during the three month period ended August 31, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 26, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 26, 2017

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  October 26, 2017